Total
Eventide Exponential Technologies Fund
Exponential Technologies Fund
Average Annual Total Returns (periods ended December 31, 2022)
Average Annual Total Returns - Eventide Exponential Technologies Fund		Label	1 Year	Since Inception	Inception Date
Eventide Exponential Technologies Fund Class A Share		Return Before Taxes	(48.24%)	(2.29%)	Jun. 30, 2020
Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions			(48.24%)	(2.51%)
Eventide Exponential Technologies Fund Class A Share | Return After Taxes on Distributions and Sale of Fund Shares			(28.56%)	(1.77%)
Eventide Exponential Technologies Fund Class C Share		Return Before Taxes	(45.56%)	(0.72%)	Jun. 30, 2020
Eventide Exponential Technologies Fund Class N Share		Return Before Taxes	(45.08%)	0.05%	Jun. 30, 2020
Eventide Exponential Technologies Fund Class I Share		Return Before Taxes	(44.98%)	0.25%	Jun. 30, 2020
Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		(28.77%)	3.72%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			(18.11%)	10.62%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)			(35.36%)	1.10%
[1]	The Fund has changed its primary benchmark from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index because the Bloomberg US 2500 Technology Total Return Index better represents the Fund’s investment strategy.

PROSPECTUS SUPPLEMENT	December 29, 2023

Prospectus Supplement

December 29, 2023

Exponential Technologies Fund

ETAEX           Class A Shares           ETCEX Class C Shares
ETNEX           Class N Shares            ETIEX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2023, and should be read in conjunction with such Prospectus and Summary Prospectus.

Exponential Technologies Fund

Effective December 29, 2023, Eventide Exponential Technologies Fund’s primary benchmark for comparing its performance will change from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index. In addition, the Fund will no longer compare its performance to the Exponential Technologies Blended Index as a supplemental index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2022)
Class A Shares	1 Year	Since inception (6/30/2020)
Return Before Taxes	(48.24)%	(2.29)%
Return After Taxes on Distributions	(48.24)%	(2.51)%
Return After Taxes on Distributions and Sale of Fund Shares	(28.56)%	(1.77)%
Class C Shares
Return Before Taxes	(45.56)%	(0.72)%
Class N Shares
Return Before Taxes	(45.08)%	0.05%
Class I Shares
Return Before Taxes	(44.98)%	0.25%
Bloomberg US 2500 Technology Total Return Index (reflects no deduction for fees, expenses or taxes)[1]	(28.77)%	3.72%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(18.11)%	10.62%
S&P North American Technology Sector Industry Index (reflects no deduction for fees, expenses or taxes)	(35.36)%	1.10%

1.	The Fund has changed its primary benchmark from the S&P North American Technology Sector Industry Index to the Bloomberg US 2500 Technology Total Return Index because the Bloomberg US 2500 Technology Total Return Index better represents the Fund’s investment strategy.
PROSPECTUS SUPPLEMENT	December 29, 2023

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2023, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.